Commitments and Contingencies (Details)			3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 11, 2023 USD ($) $ / shares shares	Jul. 15, 2015 USD ($)	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 14, 2023 shares
Commitments and Contingencies [Line Items]
Operating lease costs			$ 4,938	$ 13,859	$ 24,067	$ 41,225	$ 55,084	$ 51,894
Number of non audit committee chairs			2		2
Licensed technology term.		20 years
Annual royalty payment		5.00%
Sales-based milestone fee		$ 75,000
Cumulative net sales		6,000,000
Operating lease							Lease Liability
Purchase share (in Shares) | shares	9,434
Common stock value						480,000	$ 520,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares (in Shares) | shares			2,438	0
purchase						$ 1,131,771	1,131,771
Accrued liability							75,000
Common Stock [Member]
Commitments and Contingencies [Line Items]
Shares of common stock (in Shares) | shares	10,000
Common exercise price (in Dollars per share) | $ / shares	$ 5.3
Charles Allen [Member]
Commitments and Contingencies [Line Items]
Cash compensation			$ 2,000		2,000
Paul Field [Member]
Commitments and Contingencies [Line Items]
Cash compensation			1,250		1,250
Stephen Toovey [Member]
Commitments and Contingencies [Line Items]
Cash compensation			1,250		1,250
US Government Sales [Member]
Commitments and Contingencies [Line Items]
Royalty expense		35,000,000
U.S. Army Agreement [Member]
Commitments and Contingencies [Line Items]
Royalty expense		$ 35,000,000
Board of Directors Chairman [Member]
Commitments and Contingencies [Line Items]
Annual royalty payment		3.00%
Board of Directors Chairman [Member] | Charles Allen [Member]
Commitments and Contingencies [Line Items]
Cash compensation							11,250
Board of Directors Chairman [Member] | Cheryl Xu [Member]
Commitments and Contingencies [Line Items]
Cash compensation							11,250
Common stock value	$ 40,000
Board of Directors Chairman [Member] | Paul Field [Member]
Commitments and Contingencies [Line Items]
Cash compensation							11,250
Common stock exercise price (in Dollars per share) | $ / shares	$ 5.3
Board of Directors Chairman [Member] | Stephen Toovey [Member]
Commitments and Contingencies [Line Items]
Cash compensation							11,250
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares (in Shares) | shares	5
Board of Directors Chairman [Member] | Cheryl Xu [Member]
Commitments and Contingencies [Line Items]
Cash compensation			11,250		11,250
Board of Directors Chairman [Member] | Paul Field [Member]
Commitments and Contingencies [Line Items]
Cash compensation			11,250		11,250
Board of Directors Chairman [Member] | Charles Allen [Member]
Commitments and Contingencies [Line Items]
Cash compensation			11,250		11,250
Board of Directors Chairman [Member] | Stephen Toovey [Member]
Commitments and Contingencies [Line Items]
Cash compensation			11,250		11,250
Board of Directors Chairman [Member] | Non-qualified Option [Member] | Charles Allen [Member]
Commitments and Contingencies [Line Items]
purchase	$ 40,000
Non-Audit Committee [Member] | Board of Directors Chairman [Member] | Paul Field [Member]
Commitments and Contingencies [Line Items]
Cash compensation							1,250
Non-Audit Committee [Member] | Board of Directors Chairman [Member] | Stephen Toovey [Member]
Commitments and Contingencies [Line Items]
Cash compensation							1,250
Audit Committee [Member] | Board of Directors Chairman [Member] | Charles Allen [Member]
Commitments and Contingencies [Line Items]
Cash compensation							2,000
IPO [Member]
Commitments and Contingencies [Line Items]
Payment			$ 10,000,000		$ 10,000,000		$ 10,000,000
Shares of common stock (in Shares) | shares									1,415,095